ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Components of Accounts Receivable, Net

Components of accounts receivable, net are as follows:

	December 31,
	2018	2017
Casino	$433,565	$375,689
Hotel	5,714	4,934
Other	5,847	6,918

Sub-total	445,126	387,541
Less: allowances for doubtful debts	(203,037)	(210,997)

	$242,089	$176,544

Movement in Allowances for Doubtful Debts

Movement in the allowances for doubtful debts were as follows:

	Year Ended December 31,
	2018	2017	2016
At beginning of year	$210,997	$265,931	$210,757
(Credit) additional provision	(2,479)	(4,178)	67,791
Write-offs, net of recoveries	(2,115)	(57,696)	(3,044)
Reclassified (to) from long-term receivables, net	(2,062)	6,940	(9,573)
Exchange adjustments	(1,304)	—	—

At end of year	$203,037	$210,997	$265,931